Loss Per Share - Schedule of Potentially Dilutive Securities Excluded From Computation of Basic and Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anitdilutive securities	1,015,422	38,407,402
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anitdilutive securities	405,162
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anitdilutive securities		37,935,029
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anitdilutive securities	610,260	472,373